Securities - Proceeds from Sales of Securities, Gross Realized Gains and Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Sale proceeds	$ 17,570	$ 14,667	$ 953
Gross realized gains	47	6	0
Gross realized losses	43	393	0
Gains (losses) from securities called or settled by the issuer	$ 28	$ (26)	$ 12